SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Accrued Expenses And Other Current Liabilities
Payroll and welfare payables	$ 157,595	$ 1,229,231	$ 798,023
Accrued expenses	219,149	1,709,356	40,788
Accrued expenses and other current liabilities	$ 376,744	$ 2,938,587	$ 838,811